Stockholders' Equity - Common Stock - Additional Information (Detail)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Vote entitled to holders of common stock	One vote per share
Beneficial ownership for CHESS Depositary Interests ("CDIs")	One underlying share